CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net income for common shareholders	$ 2,657	$ 2,726	$ 2,597	$ 2,262	$ 2,113	$ 2,057	$ 2,385	$ 3,056	$ 10,242	$ 9,611	$ 9,404
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $4,742, ($8,507) and $1,204, respectively									7,571	(13,589)	1,923
Reclassification adjustment for realized gains included in net income, net of taxes of ($319), ($883), and ($561), respectively									401	510	1,411
Change in unfunded portion of postretirement benefit obligations, net of taxes of ($185), $2,102, and ($1,243), respectively									(295)	3,360	(1,982)
Other Comprehensive Income (Loss)									17,117	(1,128)	7,934
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net income for common shareholders									10,242	9,611	9,404
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $4,742, ($8,507) and $1,204, respectively									7,571	(13,589)	1,923
Reclassification adjustment for realized gains included in net income, net of taxes of ($319), ($883), and ($561), respectively									(401)	(510)	(1,411)
Change in unfunded portion of postretirement benefit obligations, net of taxes of ($185), $2,102, and ($1,243), respectively									(295)	3,360	(1,982)
Other Comprehensive Income (Loss)									6,875	(10,739)	(1,470)
Total Comprehensive Income (Loss)									$ 17,117	$ (1,128)	$ 7,934